Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.74%	[1]
S&P 500 Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.43%	6.61%	10.20%	[1]
Virtus Reaves Utilities ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		45.30%	11.57%	13.24%	[1]
Performance Inception Date				Sep. 23, 2015
Virtus Reaves Utilities ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[2]	44.70%	11.00%	12.59%	[1]
Virtus Reaves Utilities ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	27.13%	9.07%	10.81%	[1]

[1]	The Fund commenced operations on September 23, 2015.
[2]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.